LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2013
Long-term bank loan
Schedule of contractual maturities of loans	As of December 31, 2013, the contractual maturities of these loans are as follows:
Year	Amount

2014	—
2015	3,937
2016	4,592
2017	4,592
Total long-term bank loan	13,121

Long-Term Bank Loan
Long-term bank loan
Schedule of Long-term debt

	As of December 31
	2012	2013
Loan from China Construction Bank, Tianjin branch, at 6.72% per annum	—	8,201
Loan from China Construction Bank, Tianjin branch, at 7.25% per annum	4,773	4,920
Total long-term bank loan	4,773	13,121